Schedule of depreciation of right of use assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Depreciation	$ 48,397	$ 110,903
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation	$ 48,397	$ 110,903